UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Operating expenses:
Formation, general and administrative expenses	$ 61,816	$ 8,507	$ 227,082
Legal and accounting expenses	0	636,101	1,532,176
Administrative services fee – related party	0	15,000	32,833
Listing fees	0	20,783	49,583
Insurance expense	0	18,493	41,301
Total operating expenses	61,816	698,884	1,882,975
Loss from operations	(61,816)	(698,884)	(1,882,975)
Other income:
Income earned on cash and marketable securities held in Trust Account	0	1,808,197	4,392,100
Interest income on operating account	30	4,851	22,275
Other income	30	1,813,048	4,414,375
Net income (loss)	$ (61,786)	$ 1,114,164	$ 2,531,400
Redeemable Class A Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares)	0	20,125,000	12,260,769
Diluted Weighted average shares outstanding (in Shares)	0	20,125,000	12,260,769
Basic net income per share (in Dollars per share)	$ 0	$ 0.07	$ 0.66
Diluted net income per share (in Dollars per share)	$ 0	$ 0.07	$ 0.66
Non-Redeemable Class A and Class B Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares)	6,147,750	7,837,163	7,220,364
Diluted Weighted average shares outstanding (in Shares)	6,147,750	7,837,163	7,220,364
Basic net income per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.77)
Diluted net income per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.77)